Supplementary Statement of Cash Flows Information - Schedule of supplementary statement of cash flows information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Supplemental Cash Flow Information [Abstract]
Series B Preferred share common stock dividend (note 5)	$ 6,071	$ 75,477	$ 80,431	$ 176,236
Non-cash issue costs (note 5)			52,899	148,087
Issue costs in accounts payable (note 5)			64,432
Reclassification of derivative liability to equity (note 4)			492,884
Conversion of Series B Preferred Stock to common stock (note 5)			1,447,576
Income taxes paid
Interest paid